Financial Risk Management - Summary of Total Financial Liabilities (Detail) - EUR (€) pure in Thousands, € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 28,489	€ 30,120
Effective interest rate	434000.00%	457000.00%
Bonds [member]
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 20,808	€ 21,521
Effective interest rate	483000.00%	496000.00%
Loans and other financial liabilities member [member]
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 7,681	€ 8,599
Effective interest rate	302000.00%	359000.00%